Income Tax - Summary of Income Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets [Abstract]
Operating lease liabilities	$ 400,766	$ 167,083
Impairment loss	179,479
Net operating loss carry forwards	287,345	28,779
Deferred Tax Assets, Gross, Total	867,590	195,862
Valuation allowance on deferred tax assets	(466,824)	(28,779)	$ (3,334)
Deferred tax assets, net of valuation allowance	400,766	167,083
Operating lease right-of-use-assets	400,766	167,083
Total gross deferred tax liabilities	$ 400,766	$ 167,083